Accounts payable, accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Deferred revenue	$840,935	$829,839
Accounts payable and accrued expenses	562,773	465,665
Accrued interest	371,996	408,106
Derivative liabilities (Note 12)	72,727	15,440
Operating lease liabilities (Note 17)	48,961	55,777
	$1,897,392	$1,774,827